Cover	Nov. 12, 2021	Nov. 11, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Nov. 11, 2021
Entity File Number	333-191725
Entity Registrant Name		REGEN BIOPHARMA, INC.
Entity Central Index Key		0001589150
Entity Tax Identification Number		45-5192997
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		4700 Spring Street
Entity Address, Address Line Two		St 304
Entity Address, City or Town		La Mesa
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		91942
City Area Code	619
Local Phone Number	722 5505
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false